SHARE BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2020
SHARE BASED COMPENSATION AND BENEFIT PLANS [Abstract]
Outstanding Stock Option Grants and Transactions
A summary of outstanding stock option grants and related transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1,2020	138,506	$4.62
Granted	-
Exercised	(17,317)	3.27
Forfeited	-
Expired	-
Outstanding at December 31, 2020	121,189	$4.81	2.1	$1,658

Vested and expected to vest at December 31, 2020	121,189	$4.81	2.1	$1,658
Exercisable at December 31, 2020	121,189	$4.81	2.1	$1,658

Non-Vested Restricted Stock, Restricted Stock Units and PSU's
A summary of outstanding non-vested stock and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2020	245,726	$21.72
Granted	76,893	22.46
Vested	(94,342)	19.96
Forfeited	(21,160)	22.63
Outstanding at December 31, 2020	207,117	$22.70

Information Regarding Options Exercised
Certain information regarding options exercised during the periods ending December 31 follows:

	2020	2019	2018
	(In thousands)
Intrinsic value	$293	$897	$2,333
Cash proceeds received	$57	$706	$1,420
Tax benefit realized	$61	$188	$490